FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-04985
                                  -----------

                         TEMPLETON EMERGING MARKETS FUND
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                     ------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Emerging Markets Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2008

CONTENTS

Statement of Investments .................................................    3
Notes to Statement of Investments ........................................    6

                     (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

                                                                             INDUSTRY                    SHARES        VALUE
                                                             ----------------------------------------  ----------  ------------
       COMMON STOCKS 73.6%
       AUSTRIA 1.2%
       OMV AG .............................................        Oil, Gas & Consumable Fuels             89,020  $  2,227,367
                                                                                                                   ------------
       CHINA 14.5%
       Aluminum Corp. of China Ltd., H ....................              Metals & Mining                9,792,000     4,472,242
   (a) Brilliance China Automotive Holdings Ltd. ..........                Automobiles                 23,846,000     1,169,095
       China Petroleum and Chemical Corp., H ..............        Oil, Gas & Consumable Fuels          7,136,000     4,741,467
       Chiwan Wharf Holdings Ltd., B ......................       Transportation Infrastructure         1,591,967     1,349,429
       Denway Motors Ltd. .................................                Automobiles                 21,012,730     5,422,045
       PetroChina Co. Ltd., H .............................        Oil, Gas & Consumable Fuels         11,688,000     9,635,888
       Win Hanverky Holdings Ltd. .........................      Textiles, Apparel & Luxury Goods       8,202,000       449,738
                                                                                                                   ------------
                                                                                                                     27,239,904
                                                                                                                   ------------
       HONG KONG 4.9%
       Dairy Farm International Holdings Ltd. .............          Food & Staples Retailing           1,658,100     6,632,400
(a, b) Tack Fat Group International Ltd. ..................      Textiles, Apparel & Luxury Goods      29,933,000            --
       Victory City International Holdings Ltd. ...........      Textiles, Apparel & Luxury Goods      18,768,000     2,227,699
       VTech Holdings Ltd. ................................          Communications Equipment             128,000       384,783
                                                                                                                   ------------
                                                                                                                      9,244,882
                                                                                                                   ------------
       HUNGARY 1.8%
       MOL Hungarian Oil and Gas Nyrt .....................        Oil, Gas & Consumable Fuels             66,775     3,444,293
                                                                                                                   ------------
       INDIA 7.0%
       National Aluminium Co. Ltd. ........................              Metals & Mining                  665,030     2,322,742
       Oil & Natural Gas Corp. Ltd. .......................        Oil, Gas & Consumable Fuels            250,395     3,512,096
       Sesa Goa Ltd. ......................................              Metals & Mining                2,716,280     4,076,475
       Tata Consultancy Services Ltd. .....................                IT Services                    293,000     3,298,208
                                                                                                                   ------------
                                                                                                                     13,209,521
                                                                                                                   ------------
       INDONESIA 2.8%
       PT Astra International Tbk .........................                Automobiles                  2,195,000     1,861,871
       PT Bank Central Asia Tbk ...........................              Commercial Banks              15,134,500     3,398,183
                                                                                                                   ------------
                                                                                                                      5,260,054
                                                                                                                   ------------
       MEXICO 1.9%
       Telefonos de Mexico SAB de CV, L, ADR ..............   Diversified Telecommunication Services      133,674     2,320,581
       Telmex Internacional SAB de CV, ADR ................   Diversified Telecommunication Services      133,674     1,295,301
                                                                                                                   ------------
                                                                                                                      3,615,882
                                                                                                                   ------------
       PAKISTAN 1.8%
   (b) Faysal Bank Ltd. ...................................              Commercial Banks               6,702,800     1,432,125
   (b) MCB Bank Ltd. ......................................              Commercial Banks                 882,950     1,858,531
                                                                                                                   ------------
                                                                                                                      3,290,656
                                                                                                                   ------------
       RUSSIA 7.4%
       Gazprom, ADR .......................................        Oil, Gas & Consumable Fuels            231,422     4,003,601
       LUKOIL, ADR ........................................        Oil, Gas & Consumable Fuels            101,006     3,232,192
       LUKOIL, ADR (London Exchange) ......................        Oil, Gas & Consumable Fuels             36,510     1,155,541
       Mining and Metallurgical Co. Norilsk Nickel ........              Metals & Mining                   44,679     3,172,209
       Mobile TeleSystems, ADR ............................    Wireless Telecommunication Services         77,300     2,291,172
                                                                                                                   ------------
                                                                                                                     13,854,715
                                                                                                                   ------------


                     Quarterly Statement of Investments | 3

Templeton Emerging Markets Fund

                                                                             INDUSTRY                    SHARES        VALUE
                                                             ----------------------------------------  ----------  ------------
       COMMON STOCKS (CONTINUED)
       SOUTH KOREA 5.2%
       Avista Inc. ........................................      Textiles, Apparel & Luxury Goods         243,310  $    695,645
       Hyundai Development Co. ............................         Construction & Engineering            165,470     3,413,030
       Neopharm Co. Ltd. ..................................              Personal Products                302,793       628,671
       SK Energy Co. Ltd. .................................         Oil, Gas & Consumable Fuels           109,364     5,062,459
                                                                                                                   ------------
                                                                                                                      9,799,805
                                                                                                                   ------------
       SWEDEN 1.3%
       Oriflame Cosmetics SA, SDR .........................              Personal Products                 91,120     2,482,481
                                                                                                                   ------------
       TAIWAN 5.1%
       MediaTek Inc. ......................................  Semiconductors & Semiconductor Equipment     710,194     4,735,337
       Taiwan Semiconductor Manufacturing Co. Ltd. ........  Semiconductors & Semiconductor Equipment   3,897,559     4,776,105
                                                                                                                   ------------
                                                                                                                      9,511,442
                                                                                                                   ------------
       THAILAND 7.0%
       Amata Corp. Public Co. Ltd., fgn. ..................    Real Estate Management & Development     5,915,900       588,755
       Hemaraj Land and Development Public Co.
          Ltd., fgn. ......................................    Real Estate Management & Development     9,068,100       140,610
       Kasikornbank Public Co. Ltd., fgn. .................              Commercial Banks               2,251,200     2,697,378
       Kiatnakin Bank Public Co. Ltd., fgn. ...............              Consumer Finance               7,554,400     1,916,820
       Land and Houses Public Co. Ltd., fgn. ..............    Real Estate Management & Development     6,872,332       612,252
       PTT Exploration and Production Public Co.
          Ltd., fgn. ......................................         Oil, Gas & Consumable Fuels         1,226,600     3,164,192
       PTT Public Co. Ltd., fgn. ..........................         Oil, Gas & Consumable Fuels           578,000     2,444,319
       Siam Cement Public Co. Ltd., fgn. ..................           Construction Materials              608,620     1,544,285
                                                                                                                   ------------
                                                                                                                     13,108,611
                                                                                                                   ------------
       TURKEY 9.4%
       Akbank TAS .........................................              Commercial Banks               2,952,231     8,110,525
       Tupras-Turkiye Petrol Rafinerileri AS ..............         Oil, Gas & Consumable Fuels           427,186     4,093,911
       Turkcell Iletisim Hizmetleri AS ....................     Wireless Telecommunication Services       957,217     5,412,325
                                                                                                                   ------------
                                                                                                                     17,616,761
                                                                                                                   ------------
       UNITED KINGDOM 2.3%
       Anglo American PLC .................................               Metals & Mining                 189,200     4,297,902
                                                                                                                   ------------
       TOTAL COMMON STOCKS
          (COST $191,883,647) .............................                                                         138,204,276
                                                                                                                   ------------
       PREFERRED STOCKS 17.7%
       BRAZIL 17.7%
       Banco Bradesco SA, ADR, pfd. .......................              Commercial Banks                 624,222     6,641,722
       Companhia Vale do Rio Doce, ADR, pfd., A ...........               Metals & Mining                 966,300    10,523,007
       Petroleo Brasileiro SA, ADR, pfd. ..................         Oil, Gas & Consumable Fuels           670,320    11,918,290
       Unibanco - Uniao de Bancos Brasileiros SA,
          GDR, pfd. .......................................              Commercial Banks                  65,300     4,185,077
                                                                                                                   ------------
       TOTAL PREFERRED STOCKS
          (COST $22,513,066) ..............................                                                          33,268,096
                                                                                                                   ------------


                     4 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

                                                                                                         SHARES        VALUE
                                                                                                       ----------  ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $214,396,713) .............................                                                        $171,472,372
                                                                                                                   ------------
       SHORT TERM INVESTMENTS (COST $16,200,549) 8.6%
       MONEY MARKET FUNDS 8.6%
       UNITED STATES 8.6%
   (c) Franklin Institutional Fiduciary Trust Money Market
           Portfolio, 0.99% ...............................                                            16,200,549    16,200,549
                                                                                                                   ------------
       TOTAL INVESTMENTS
          (COST $230,597,262) 99.9% .......................                                                         187,672,921
       OTHER ASSETS, LESS LIABILITIES 0.1% ................                                                             144,584
                                                                                                                   ------------
       NET ASSETS 100.0% ..................................                                                        $187,817,505
                                                                                                                   ============

See Abbreviations on page 8.

(a)  Non-income producing for the twelve months ended November 30, 2008.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2008, the aggregate value of these securities was $3,290,656, representing 1.75% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 5

Templeton Emerging Markets Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     6 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

3. INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .............................   $230,740,421
                                                    ============
Unrealized appreciation .........................   $ 20,661,026
Unrealized depreciation .........................    (63,728,526)
                                                    ------------
Net unrealized appreciation (depreciation) ......   $(43,067,500)
                                                    ============

4. FAIR VALUE MEASUREMENTS

The Fund(s) adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets carried at fair value:

                                           LEVEL 1     LEVEL 2     LEVEL 3        TOTAL
                                        ------------   -------   ----------   ------------
ASSETS:
   Investments in Securities ........   $184,382,265     $--     $3,290,656   $187,672,921


                     Quarterly Statement of Investments | 7

Templeton Emerging Markets Fund

4. FAIR VALUE MEASUREMENTS (CONTINUED)

At November 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                    INVESTMENTS
                                                                         IN
                                                                     SECURITIES
                                                                    -----------
Beginning Balance - September 1, 2008 ...........................    $       --
   Net realized gain (loss) .....................................            --
   Net change in unrealized appreciation (depreciation) .........         5,029
   Net purchases (sales) ........................................            --
   Transfers in and/or out of Level 3 ...........................     3,285,627
                                                                     ----------
Ending Balance ..................................................    $3,290,656
                                                                     ==========
Net change in unrealized appreciation (depreciation) attributable
   to assets still held at end of period ........................    $    5,029
                                                                     ==========

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

GDR - Global Depository Receipt

SDR - Swedish Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     8 | Quarterly Statement of Investments




ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND




By /s/JENNIFER J. BOLT
------------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/JENNIFER J. BOLT
------------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009




By  /s/LAURA F. FERGERSON
-----------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2009